United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-6082
                      (Investment Company Act File Number)


                           Provident Riverfront Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           Timothy S. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/04


                 Date of Reporting Period: Quarter ended 9/30/04








Item 1.     Schedule of Investments



Schedule of Portfolio Investments

The Provident Riverfront Funds
SEPTEMBER 30, 2004(unaudited)
Balanced Fund


Shares or Principal Amount                            Market Value

COMMON STOCKS (70.3%)
Aerospace - Defense (1.2%)
800                        Lockheed Martin Corp.      $  44,624
560                        Northrop Grumman Corp.        29,865
770                        United Technologies Corp.  71,903
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      146,392
                                                      ------------------------
Banks (3.9%)
1,880                      Bank of America Corp.        81,460
4,510                      Citigroup, Inc.            198,981
450                        Comerica, Inc.             26,708
1,130                      Key Corp.                  35,708
1,390                      Wachovia Corp.             65,261
1,210                      Wells Fargo & Co.             72,152
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      480,270
                                                      ------------------------
Batteries (0.3%)
650                        (1) Energizer Holdings,    29,965
                           Inc.
                                                      ------------------------
Beverages (1.5%)
1,070                      Anheuser-Busch Cos., Inc.  53,447
1,500                      PepsiCo, Inc.              72,975
1,260                      (1) Starbucks Corp.        57,280
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      183,702
                                                      ------------------------
Broadcast Service/Program (0.3%)
                           Clear Channel
1,000                      Communications, Inc.       31,170
                                                      ------------------------
Building Products (0.2%)
750                        (1) American Standard      29,182
                                                      ------------------------
Cable- TV (1.2%)
5,235                      (1) Comcast Corp. - Class  147,836
                           A
                                                      ------------------------
Casino (1.1%)
                           International Game
1,470                      Technology                 52,846
1,650                      (1) Wynn Resorts Ltd.      85,288
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      138,134
                                                      ------------------------
Chemicals - Specialty (0.9%)
1,600                      Ecolab, Inc.               50,304
1,000                      Sigma- Aldrich Corp.        58,000
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      108,304
                                                      ------------------------
Computers & Peripherals (3.6%)
1,090                      Adobe Systems, Inc.        53,922
3,690                      (1) Cisco Systems, Inc.    66,789
2,420                      (1) Dell, Inc.             86,152
5,000                      EMC Corp. - Mass           57,700
                           International Business
2,000                      Machines Corp.             171,480
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      436,043
                                                      ------------------------
Consumer Goods & Services (1.3%)
400                        Equifax, Inc.              10,544
1,500                      Gillette Co.               62,610
1,580                      Procter & Gamble Co.       85,510
                                                      ------------------------
                           TOTAL                      158,664
                                                      ------------------------
Cosmetics & Toiletries (0.6%)
1,060                      Avon Products, Inc.         46,301
340                        Kimberly-Clark Corp.       21,961
                                                      ------------------------
                           TOTAL                      68,262
                                                      ------------------------
Data Processing Management (1.0%)
1,300                      Automatic Data Processing  53,716
200                        (1) Dun & Bradstreet  Corp. 11,740
1,200                      First Data Corp.           52,200
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      117,656
                                                      ------------------------
Diversified (4.3%)
1,400                      Cooper Industries Ltd.,    82,600
                           Class A
770                        Dupont                     32,956
       5,170               General Electric Co.       173,609
880                        General Mills, Inc.        39,512
1,210                      H J Heinz Co.              43,584
2,000                      3M Co.                     159,940
                                                      ------------------------
                           TOTAL                      532,201
                                                      ------------------------
E-Commerce (0.8%)
1,000                      (1) E*Trade Group, Inc.    11,420
1,000                      (1) eBay, Inc.             91,940
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      103,360
                                                      ------------------------
Entertainment - (0.2%)
1,030                      Walt Disney Co.            23,226
                                                      ------------------------
Finance - Credit Cards (0.4%)
1,930                      MBNA Corp.                 48,636
                                                      ------------------------
Finance - Investment Banker/Broker (1.1%)
970                        Goldman Sachs Group, Inc.  90,443
890                        Morgan Stanley             43,877
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      134,320
                                                      ------------------------
Financial Services (3.6%)
4,500                      American Express Co.       231,570
2,890                      J P Morgan Chase & Co.     114,820
900                        Merrill Lynch & Co.        44,748
2,000                      U.S. Bancorp               57,800
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      448,938
                                                      ------------------------
Food - Diversified (1.1%)
1,760                      (1) Dean Foods Co.          52,835
1,580                      Kraft Foods, Inc.           50,118
510                        Unilever NV - (NV Shares)   29,478
                                                       -----------------------
                                                      ------------------------
                           TOTAL                      132,431
                                                      ------------------------
Industrial Gas (0.4%)
1,040                      Praxair, Inc.               44,450
                                                       -----------------------
Independent Power Producers (0.4%)
1,250                      Rockwell Automation, Inc.  48,375
                                                      ------------------------
Index (4.9%)
4,250                      (1) IShares MCSI EAFE      600,993
                           Index
                                                      ------------------------
Insurance (2.8%)
                           American International
2,610                      Group, Inc.                177,454
770                        Genworth Financial, Inc.   17,941
970                        Chubb Corp.                68,172
2,060                      Metlife, Inc.              79,619
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      343,186
                                                      ------------------------
Internet - Portals (0.5%)
1,700                      (1) YAHOO!,     57,647
                           Inc.
                                           -----------------------------------
Machinery - Farm (0.4%)
800                        Deere & Co.                51,640
                                                      ------------------------
Media (1.1%)
8,000                      (1) Time Warner, Inc.      129,120
                                                      ------------------------
Medical - Biomedical/Gene (0.9%)
1,290                      (1) Biogen IDEC, Inc.      78,909
650                        (1) Genetech               34,073
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      112,982
                                                      ------------------------
Medical - Drugs  (1.1%)
1,140                      Abbott Laboratories        48,290
2,040                      Glaxo Smithkline Plc- ADR  89,209
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      137,499
                                                      ------------------------
Medical - Equipment (0.2%)
500                        Beckman Coulter, Inc.      28,060
                                                      ------------------------
Medical - HMO (0.6%)
1,800                      Wyeth                      67,320
                                                      ------------------------
Medical - Products (0.3%)
890                        Biomet, Inc.               41,723
                                                      ------------------------
Medical Supplies (2.3%)
2,000                      (1) Boston Scientific      79,460
                           Corp.
3,000                      Johnson & Johnson          168,990
740                        Medtronic Inc.             38,406
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      286,856
                                                      ------------------------
Medical - Wholesale (0.4%)
930                        Amerisourcebergen Corp.    49,950
                                                      ------------------------
Metals (0.4%)
                           Freeport-McMoran Copper -
1,280                      Class B                    51,840
                                                      ------------------------
Metals & Mining (0.5%)
1,000                      Weyerhaeuser Co.           66,480
                                                      ------------------------
Multi-Media (0.6%)
1,000                      McGraw Hill                79,690
                                                      ------------------------
Oil & Gas - Drilling (0.2%)
890                        (1) Transocean, Inc.       31,844
                                                      ------------------------
Oil & Gas Exploration & Production (1.0%)
650                        Anadarko Petroleum Corp.   43,134
                           Canadian Natural
910                        Resources, Ltd.            36,245
660                        Devon Energy Corp.         46,867
                                                      ------------------------
                           TOTAL                      126,246
                                                      ------------------------
Oil & Gas - Field Services (0.4%)
1,410                      Halliburton Co.            47,503
                                                      ------------------------
Oil-Integrated Companies (3.0%)
1,320                      Chevron Texaco Corp.       70,805
820                        Conoco Phillips, Inc.      67,937
2,000                      Exxon Mobil Corp.          96,660
2,000                      Marathon Oil Corp.         82,560
620                        Occidental Petroleum Corp. 34,677
300                        Suncor Energy, Inc.        9,603
                                                      ------------------------
                           TOTAL                      362,242
                                                      ------------------------
Optical Supplies (0.3%)
520                        Alcon, Inc.                41,704
                                                      ------------------------
Paper Related Products (0.5%)
1,800                      Meadwestvaco Corp.         57,420
                                                      ------------------------
Pharmaceuticals (3.9%)
1,500                      (1) Amgen, Inc.            85,020
840                        Bristol-Myers   19,883
                           Squibb Co.
2,000                      Eli Lilly & Co.            120,100
590                        Merck & Co., Inc.          19,470
5,270                      Pfizer, Inc.               161,262
3,030                      Teva Pharmaceuticals       78,628
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      484,363
                                                      ------------------------
Pipelines (0.3%)
3,290                      Williams Cos., Inc.        39,809
                                                      ------------------------
Power Convection (0.8%)
2,200                      Hubbell, Inc. - Class B    98,626
                                                      ------------------------
Publishing - Newspapers (0.3%)
460                        Gannett Co., Inc.          38,530
                                                      ------------------------
Reinsurance (0.3%)
1,580                      Axis Capital Holdings      41,080
                                                      ------------------------
Retail (1.5%)
1,320                      Lowe's Companies           71,742
1,820                      Tiffany & Co.              55,947
1,050                      Wal-Mart Stores, Inc.      55,860
                                                      ------------------------
                           TOTAL                      183,549
                                                      ------------------------
Retail - Food (0.4%)
2,010                      Kroger Co.                 31,195
1,130                      (1) Safeway, Inc.          21,820
                                                      ------------------------
                           TOTAL                      53,015
                                                      ------------------------
Retail - Office Supplies (0.4%)
3,170                      (1) Office Depot, Inc.     47,645
                                                      ------------------------
Semiconductors (1.0%)
 4,000                     Intel Corp.                80,240
1,130                      Linear Technology Corp.    40,951
                                                      ------------------------
                           TOTAL                      121,191
                                                      ------------------------
Software & Computer Services (3.2%)
1,440                      (1) Affiliated Computer    80,165
                           Services
1,690                      (1) Electronic Arts, Inc.  77,723
 6,720                     Microsoft Corp.            185,808
1,400                      SAP AG                     54,530
                                                      ------------------------
                           TOTAL                      398,226
                                                      ------------------------
Telecom- Services (0.3%)
1,800                      (1) Amdocs Limited         39,294
                                                      ------------------------
Tools- Hand Held (0.9%)
1,500                      Black & Decker Corp.       116,160
                                                      ------------------------
Transportation - Railroad (1.1%)
                           Burlington Northern Santa
1,630                      Fe Corp.                   62,445
 1,150                     Union Pacific Corp.        67,390
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      129,835
                                                      ------------------------
Utilities - Electric (1.6%)
1,000                      Dominion Resources, Inc.   65,250
2,270                      Exelon Corp.               83,286
                           L-3 Communications
660                        Holdings, Inc.             44,220
                                                      ------------------------
                                                      ------------------------
                           TOTAL                      192,756
                                                      ------------------------
Utilities - Electric/Integrated (0.7%)
1,800                      TXU Corp.                  86,256
                                                      ------------------------
Utilities - Telecommunications (1.8%)
2,000                      BellSouth Corp.            54,240
1,220                      (1) NII Holdings, Inc.     50,276
1,870                      SBC Communications, Inc.   48,526
1,620                      Verizon Communications,    63,796
                           Inc.
                                                      ------------------------
                           TOTAL                      216,838
                                                      ------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $7,955,127)                          8,650,635
                                                      ------------------------

U.S. GOVERNMENT AGENCIES (28.1%)
U.S. Treasury Notes (28.1%)
1,000,000                  4.375%, 05/15/07           1,040,000
1,600,000                  3.250%, 08/15/07           1,617,680
800,000                    3.250%, 08/15/08           804,000
                                                      ------------------------
TOTAL U.S. GOVERNMENT AGENCIES
 (IDENTIFIED COST $3,487,292)                         3,461,680
                                                      ------------------------
INVESTMENT COMPANIES (1.5%)
185,952                    AIM Institutional Money
                           Market Fund (at net asset    185,952
                           value)
                                                        ----------------------
                                                        ----------------------
TOTAL INVESTMENTS - (99.9%)
   (IDENTIFIED COST $11,628,371)  (5)                   12,298,267
                                                        ----------------------
OTHER ASSETS AND LIABILITIES, NET-0.1%                    6,306
                                                        ----------------------
                                                        ----------------------
TOTAL NET ASSETS - 100%                                 $  12,304,573
                                                        ----------------------

See Notes to Portfolio of Investments






Schedule of Portfolio Investments


THE PROVIDENT RIVERFRONT FUNDS
September 30, 2004(unaudited)
U. S. Government Fund


                                     Market
 Principal                           Value
 Amount or
 Shares
 U.S. GOVERNMENT AGENCIES (20.0%)
 Federal Home Loan Bank (20.0%)
 $  9,000,000    1.200%, 10/06/04    $     9,000,000

 TOTAL U.S. GOVERNMENT AGENCIES
   (IDENTIFIED COST $8,997,987)      9,000,000
                                     ------------------
 U.S. Treasury Notes (77.5%)
 2,000,000       6.875%, 05/15/06    2,140,300
 2,000,000       6.500%, 10/15/06    2,153,200
 2,000,000       6.250%, 02/15/07    2,161,400
 2,000,000       6.625%, 05/15/07    2,193,040
 2,000,000       6.125%, 08/15/07    2,179,280
 2,000,000       3.000%, 11/15/07    2,005,860
 2,000,000       5.625%, 05/15/08    2,174,920
 2,000,000       4.750%, 11/15/08    2,120,000
 2,000,000       5.500%, 05/15/09    2,190,460
 2,000,000       6.000%, 08/15/09    2,235,780
 2,000,000       6.500%, 02/15/10    2,294,840
 2,000,000       5.000%, 02/15/11    2,150,220
 2,000,000       4.875%, 02/15/12    2,131,400
 2,000,000       4.25%, 11/15/13     2,025,000
 2,000,000       4.75%, 05/15/14     2,100,000
 2,000,000       7.25%, 05/15/16     2,517,640
                                     ------------------
  TOTAL U.S. TREASURY NOTES
   (IDENTIFIED COST $34,410,104)     34,773,340
                                     ------------------
 INVESTMENT COMPANIES (1.6%)
 702,670   AIM Institutional Money
           Market Fund (at net asset 702,670
           value)
                                     ------------------
 TOTAL INVESTMENT COMPANIES
   (IDENTIFIED COST $702,670)        702,670
                                     ------------------
 TOTAL INVESTMENTS - (99.1%)
    (IDENTIFIED COST $44,110,761) (5)44,476,010
 OTHER ASSETS AND LIABILITIES,       412,904
 NET-(0.90%)
                                     ------------------
                                     ------------------
 TOTAL NET ASSETS - 100%
                                     $   44,888,914
                                     ==================
See Notes to Portfolio of Investments











Schedule of Portfolio Investments


THE PROVIDENT RIVERFRONT FUNDS
SEPTEMBER 30, 2004(UNAUDITED)
U.S. Government Securities Money Market Fund


 Principal                              Market
 Amount                                 Value

 U.S. Government Agencies (81.2%) (3,4)
 Federal Home Loan Bank (29.7%)
 $   12,000,000     1.616%, 10/01/04    $  12,000,000
 5,000,000          1.690%, 10/04/04    4,999,296
 20,500,000         1.651%, 10/06/04    20,495,245
 16,243,000         1.583%, 10/08/04    16,237,969
 6,000,000          1.530%, 11/12/04    5,989,360
                                        ---------------------
                                        ---------------------
                    TOTAL               59,721,870
                                        ---------------------
 Federal Home Loan Mortgage Corp. (26.9%)
 2,200,000          1.691%, 10/01/04    2,200,000
 31,085,000         1.683%, 10/05/04    31,079,255
 6,000,000          1.518%, 10/20/04    5,995,218
 6,000,000          1.367%, 10/26/04    5,994,333
 3,807,000          1.607%, 11/01/04    3,801,755
 5,000,000          1.700%, 12/06/04    4,984,508
                                        ---------------------
                    TOTAL               54,055,069
                                        ---------------------
 Federal National Mortgage Association (24.6%)
 6,000,000          1.661%, 10/01/04    6,000,000
 35,100,000         1.706%, 10/06/04    35,091,667
 6,000,000          1.337%, 10/13/04    5,997,340
 2,300,000          1.545%, 10/18/04    2,298,328
                                        ---------------------
                                        ---------------------
                    TOTAL               49,387,335
                                        ---------------------
                                        ---------------------
 TOTAL U.S. GOVERNMENT AGENCIES           163,164,274
                                        ---------------------
      (AMORTIZED COST $163,164,273)
 REPURCHASE AGREEMENTS (18.9%) (2)
                    Interest in
                    $38,007,000 joint
                    repurchase
                    agreement with
                    Morgan Stanley Dean
                    Witter & Co.,
                    1.75%, dated
                    09/30/04, to be       38,007,000
                                        ------------
                    repurchased at
 38,007,000         $38,008,847.56 on
                    10/01/04
                    (Collateralized by
                    U.S. Government
                    Agency Securities)
                    with various
                    maturities to
                    (12/01/2033),
                    collateral market
                    value
                    $38,768,141.29 (at
                    amortized cost)
 TOTAL INVESTMENTS - (100.1%)     201,171,274
                                -------------


 (AMORTIZED COST $201,171,274) (5)
 OTHER ASSETS AND LIABILITIES, NET      (214,917)
                                        ---------
 -(0.1%)
 TOTAL NET ASSETS  - (100% )            $200,956,357
                                        ===============================

See Notes to Portfolio of Investments
























Schedule of Portfolio Investments


THE PROVIDENT  RIVERFRONT FUNDS
SEPTEMBER  30, 2004(UNAUDITED)
Large Company Select Fund



       Shares                                      Market
                                                   Value
COMMON STOCKS (98.6%)
Advertising Agencies (0.7%)
2,000                  Omnicom Group, Inc.         $146,120
                                                   ---------------------
Banks (0.7%)
      2,500            Wells Fargo & Co.           149,075
                                                   ---------------------
Beverages (3.5%)
      8,000            Anheuser-Busch Cos., Inc.   399,600
9,000                  Coca-Cola Co.               360,450
                                                   ---------------------
                       TOTAL                       760,050
                                                   ---------------------
Cable - TV (0.8%)
6,000                  (1) Comcast Corp - Class A      169,440
                                                   ---------------------
Chemicals (1.2%)
6,000                  Dow Chemical Co.            271,080
                                                   ---------------------
Computers & Peripherals (9.0%)
4,000                  Adobe Systems, Inc.         197,880
10,000                 (1) Apple Computers, Inc.   387,500
25,000                 (1) Cisco Systems, Inc.     452,500
11,000                 (1) Dell, Inc.              391,600
15,000                 E M C Corp. - Mass          173,100
4,000                  International Business      342,960
                       Machines Corp.
                                                   ---------------------
                                                   ---------------------
                       TOTAL                       1,945,540
                                                   ---------------------
Cosmetics & Toiletries (1.0%)
5,000                  Gillette Co.                208,700
                                                   ---------------------
Consumer Goods & Services (4.0%)
12,000                 Proctor & Gamble Co.        649,440
10,000                 Cendant Corp.               216,000
                                                   ---------------------
                       TOTAL                       865,440
                                                   ---------------------
Data Processing (1.2%)
3,000                  First Data Corp.                 130,500
3,000                  Automatic Data Processing,  123,960
                       Inc.
                                                   ---------------------
                       TOTAL                       254,460
                                                   ---------------------
Diversified (5.6%)
6,000                  Danaher Corp.               307,680
20,000                 General Electric Co.        671,600
3,000                  3M Co.                      239,910
                                                   ---------------------
                       TOTAL                       1,219,190
                                                   ---------------------
E-Commerce (2.3%)
12,000                 (1) E*Trade Group, Inc.     137,040
4,000                  (1) eBay, Inc.              367,760
                                                   ---------------------
                                                   ---------------------
                       TOTAL                       504,800
                                                   ---------------------
Electronic Equipment  (1.5%)
15,000                 (1) Agilent Technologies,   323,550
                       Inc.
                                                   ---------------------
Financial Services (2.3%)
7,000                  American Express Co.        360,220
3,000                  State Street Corp.          128,130
                                                   ---------------------
                                                   ---------------------
                       TOTAL                       488,350
                                                   ---------------------
Food - Diversified (1.6%)
8,000                   Kellog Co.          341,280
                                            ---------------
Health care - Managed Care (2.4%)
7,000                   United Health       516,180
                        Group, Inc.
                                            ---------------
Hotels & Motels (0.6%)
3,000                   Starwood Hotel &    139,260
                        Resort
                                            ---------------
Insurance (2.5%)
5,500                   American            373,945
                        International
                        Group, Inc.
2,000                   Progressive Corp    169,500
                                            ---------------
                                            ---------------
                        TOTAL               543,445
                                            ---------------
Internet Services (1.5%)
6,000                   (1) Symantec Corp.  329,280
                                            ---------------
Medical -Biomedical/Gene (0.7%)
3,000                   (1) Genentech       157,260
                                            ---------------
Medical -Information Systems (0.6%)
5,000                   IMS Health, Inc.    119,600
                                            ---------------
Medical -Producers (3.2%)
10,000                  Baxter              321,600
                        International, Inc.
7,000                   Becton Dickinson &  361,900
                        Co.
                                            ---------------
                        TOTAL               683,500
                                            ---------------
Medical Supplies (6.4%)
2,000                   (1) Boston          79,460
                        Scientific Corp.
3,000                   Guidant Corp.       198,120
15,000                  Johnson & Johnson   844,950
5,000                   Medtronic, Inc.     259,500
                                            ---------------
                                            ---------------
                        TOTAL               1,382,030
                                            ---------------
Metal - Diversified (0.9%)
2,000                   Phelps Dodge Corp   184,060
                                            ---------------
Multi - Media (1.5%)
4,000                   McGraw-Hill         318,760
                        Companies Inc.
                                            ---------------
Oil  - Field Services (0.8%)
4,000                   Baker Hughes, Inc.  174,880
                                            ---------------
Oil & Gas Exploration & Production (1.0%)
3,000                   Devon Energy Corp.  213,030
                                            ---------------
Pharmaceuticals (11.3%)
7,000                   Abbott Laboratories 296,520
5,000                   (1) Amgen, Inc.     283,400
10,000                  Bristol-Myers       236,700
                        Squibb Co.
4,000                   Eli Lilly & Co.     240,200
7,000                   Merck & Co., Inc.   231,000
35,000                  Pfizer, Inc.        1,071,000
2,500                   (1) Watson          73,650
                        Pharmaceuticals,
                        Inc.
                                            ----------------
                                            ---------------
                        TOTAL               2,432,470
                                            ---------------
Retails (6.9%)
10,000                  Gap, Inc./The       187,000
3,000                   Lowe's Companies,   163,050
                        Inc.
7,000                   Target Corp.        316,750
5,000                   Walgreen Co.        179,150
12,000                  Wal-Mart Stores,    638,400
                        Inc.
                                            ---------------
                                            ---------------
                        TOTAL               1,484,350
                                            ---------------
Retail - Building Products (2.0%)
11,000                  Home Depot, Inc.    431,200
                                            ---------------
Retail - Consumer Electronic (1.3%)
5,000                   Best Buy Co., Inc.  271,200
                                            ---------------
Retail - Office Supplies (1.0%)
7,000                   Staples, Inc.       208,740
                                            ---------------
Retail - Restaurants (0.6%)
3,000                   Yum! Brands, Inc.   121,980
                                            ---------------
Semiconductors (5.1%)
10,000                  (1) Applied         164,900
                        Materials, Inc.
30,000                  Intel Corp.         601,800
5,000                   Maxim Integrated    211,450
                        Products
6,000                   Texas Instruments,  127,680
                        Inc.
                                            ---------------
                                            ---------------
                        TOTAL               1,105,830
                                            ---------------
Software & Computer Services (6.4%)
      40,000            Microsoft Corp.     1,106,000
25,000                  (1) Oracle Corp.    282,000
                                            ---------------
                        TOTAL               1,388,000
                                            ---------------
Telecommunications - Fiber Optics - (1.4%)
28,000                  (1) Corning, Inc.   310,240
                                            ---------------
Tools - Hand Held (0.7%)
2,000                   Black & Decker Corp.154,880
                                            ---------------
Transportation (0.8%)
      3,000             Harley-Davidson,    178,320
                        Inc.
                                            ---------------
Transportation Services (1.8%)
2,000                   FedEx Corp.         171,380
3,000                   United Parcel       227,760
                        Service
                                            ----------------
                                            ---------------
                        TOTAL               399,140
                                            ---------------
Utilities - Electric (0.7%)
15,000                  (1) A E S           149,850
                        Corporation
                                            ----------------
Utilities - Telecommunications (0.6%)
5,000                   (1) Nextel          119,200
                        Communications,
                        Inc.
                                            ----------------
Waste Disposal (0.5%)
4,000                   Waste Management,   109,360
                        Inc.
                                            ---------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $20,456,067)               21,273,120
                                            ----------------
INVESTMENT COMPANIES (1.7%)
359,545  AIM Institutional Money Market
         Fund (at net asset value)          359,545
                                            -------
TOTAL INVESTMENTS - (100.3%)
(IDENTIFIED COST $20,815,612) (5)              21,632,665
                                            ----------------
OTHER ASSETS & LIABILITIES, NET - (-0.3%)   (53,742)
                                            --------
TOTAL NET ASSETS - 100%                     $  21,578,923
                                            ----------------
  See Notes to Portfolio of Investments













 Schedule of Portfolio Investments

THE PROVIDENT RIVERFRONT FUNDS
SEPTEMBER 30, 2004(UNAUDITED)
Small Company Select Fund


                                              Market
Shares                                        Value

COMMON STOCKS (98.9%)
Aerospace/Defense (1.5%)
6,000           (1) Teledyne Tech             $  150,240
                                              ------------------
Banks (7.1%)
4,000           Cullen/Frost Bankers, Inc.    185,880
4,000           First Midwest Bancorp, Inc.   138,240
8,000           Southwest Bancorp of TX, Inc. 161,120
8,000           Trustco Bank Corp NY          102,560
3,000           UCBH Holdings, Inc.           117,210
                                              ------------------
                                              ------------------
                TOTAL                         705,010
                                              ------------------
Biopharmaceuticals (1.5%)
3,000           (1) IDEXX Laboratories, Inc.  152,220
                                              ------------------
Brewery (1.8%)
7,000           (1) Boston Beer Co. - Class A 176,400
                                              ------------------
Building & Construction (1.4%)
1,500           Ryland Group                  138,990
                                              ------------------
Chemicals - Diversified (1.5%)
 3,300          Georgia Gulf Corp.              147,147
                                              ---------
Commercial Services (2.0%)
4,000           (1) MemberWorks, Inc.         104,960
3,000           StarTek, Inc.                 94,080
                                              ------------------
                                              ------------------
                TOTAL                         199,040
                                              ------------------
Computers & Peripherals (3.6%)
8,000           (1) Advanced Digital Info.    69,600
                Corp.
1,500           (1) Avid Technology, Inc.     70,305
3,000           (1)Kronos, Inc.               132,870
5,000           (1) SERENA Software, Inc.     83,650
                                              ------------------
                TOTAL                         356,425
                                              ------------------
Computers & Services (2.5%)
3,000           (1) CACI International        158,340
7,000           (1) Pomeroy IT Solutions, Inc.88,620
                                              ------------------
                TOTAL                         246,960
                                              ------------------
Consultants  (2.5%)
10,000          (1) Ciber, Inc.               75,200
5,000           (1) Gartner, Inc.             58,450
4,000           (1) Maximus, Inc.             115,240
                                              ------------------
                                              ------------------
                TOTAL                         248,890
                                              ------------------
Consumer Goods (2.6%)
4,000           (1) Fossil, Inc.              123,760
2,000           Toro Co.                      136,600
                                              ------------------
                TOTAL                         260,360
                                              ------------------
Diversified - Metals/Mining (0.9%)
2,500           Arch Coal, Inc.               88,725
                                              ------------------
Electronics (1.9%)
6,000           (1) Trimble Navigation, Ltd.  189,600
                                              ------------------
Electronics - Components & Equipment (2.3%)
5,000           Acuity Brands, Inc.           118,850
4,000           Thomas & Betts Corp.          107,280
                                              ------------------
                                              ------------------
                TOTAL                         \226,130
                                              ------------------
Electronics - Equipment (0.6%)
4,000           (1) Electronics for Imaging   64,960
                                              ------------------
Electronics - Military  (1.4%)
3,000           Engineered Support System     136,920
                                              ------------------
Engines (1.4%)
3,000           Clarcor, Inc.                 143,010
                                              ------------------
Entertainment Software (1.4%)
7,000           (1) T H Q, Inc.               136,220
                                              ------------------
Finance (0.9%)
5,000           (1) CompuCredit                  93,100
                                              ---------
Footwear - (1.2%)
6,000           K-Swiss, Inc. - Class A       115,500
                                              -------
Insurance (2.1%)
4,000           (1) FPIC Insurance Group, Inc.103,400
5,000           Odyssey Re Holdings Corp.     110,900
                                              ------------------
                TOTAL                         214,300
                                              ------------------
Machinery  (1.8%)
5,250           Graco, Inc.                   175,875
                                              -------
Management Consulting (1.4%)
10,000          (1) Labor Ready, Inc.           140,200
                                              ---------
Manufacturing (1.3%)
5,000           Cognex Corp.                  131,000
                                              ------------------
Medical - Biomedical  (1.0%)
2,000           (1) Martek Biosciences Corp.  97,280
                                              ------------------
Medical - Biotechnology (1.1%)
3,000           (1) Techne Corp.              114,540
                                              -------
Medical - Diagnostics Kits  (0.7%)
5,000           Meridian Bioscience           66,500
                                              ------
Medical - Distribution & Services (1.6%)
6,000           (1) P D I, Inc.               161,940
                                              -------
Medical - Drugs (3.2%)
5,000           Alpharma Inc. - Class A       91,450
2,000           Medicis Pharmaceutical        78,080
5,000           Polymedica Corp.              154,000
                                              ------------------
                                              ------------------
                TOTAL                         323,530
                                              ------------------
Medical - Equipment (2.4%)
3,000           (1) Inamed Corp.              143,010
2,000           Invacare Corp.                92,000
                                              ------------------
                                              ------------------
                TOTAL                         235,010
                                              ------------------
Medical - Facility (1.5%)
5,000           Advo, Inc.                    154,700
                                              -------
Medical - Managed Care (0.8%)
2,000           (1) Centene Corp.             85,160
                                              ------
Medical - Products & Supplies (2.9%)
2,000           Coopers Companies, Inc.       137,100
 2,000          (1) I C U Medical, Inc.       52,080
3,000           Mentor Corp.                  101,040
                                              ------------------
                TOTAL                         290,220
                                              ------------------
Medical - Outpatient/Home Medical (1.4%)
5,000           (1) Apria Healthcare Group,   136,250
                Inc.
                                              ------------------
Medical - Research and Development (1.7%)
8,500           (1) Parexel Intl. Corp.           166,600
                                              -----------
Medical - Therapeutics (1.6%)
6,000           (1) Connetics                 162,120
                                              -------
Metal - Copper (1.5%)
3,000           Southern Peru Copper          154,980
                                              -------
Office Equipment (1.6%)
5,000           (1) Global Imaging Systems,     155,400
                Inc.
                                              ------------------
Oil - Exploration & Production (4.1%)
5,000           Cabot Oil & Gas Corp. -Class A224,500
6,250           Patina Oil & Gas Corp.        184,813
                                              ------------------
                TOTAL                         409,313
                                              ------------------
Optical Supplies - (2.0%)
5,000           (1) Advanced Medical Optics   197,850
                                              ------------------
Radio (1.2%)
12,000          (1) Spanish Broadcasting       118,080
                                               -------
                System, Inc.
Recreational Vechicles (1.7%)
3,000           Polaris Industries, Inc.        167,460
                                              ------------------
Retail Apparel - (0.7%)
3,000           Claire's Stores, Inc.              75,120
                                                ----------------
Retail - Music Store (1.5%)
15,000          (1) Trans World Entertainment 146,550
                                              ------------------
Retail - Video Rental (1.1%)
6,000           Movie Gallery, Inc.           105,180
                                              ------------------
Retirement/Aged Care (1.1%)
3,000           (1) Sunrise Senior Living,    105,360
                Inc.
                                              ------------------
Semiconductors (0.8%)
10,000          (1) Axcelis Technologies, Inc.82,800
                                              ------
Software & Computer Services (4.9%)
3,500           (1) Ansys, Inc.               174,055
6,000           (1) Progress Software Corp.   119,400
2,000           (1) Scansource, Inc.          127,600
7,000           (1) UnitedOnline, Inc.        67,340
                                              ------------------
                                              ------------------
                TOTAL                         488,395
                                              ------------------
Superconductor Products & Systems (2.1%)
9,000           (1) Intermagnetics General     208,350
                                               -------
                Corp.
Telecommunication Equipment  (1.3%)
3,000           (1)Plantronics, Inc.           129,720
                                               -----------------
Telecommunication Services (0.9%)
10,000          (1) Ptek Holdings, Inc.       85,700
                                              ------------------
Tobacco (0.9%)
2,000           Universal Corp. - VA          89,280
                                              ------
Utilities - Cellular (2.4%)
10,000          (1) American Tower Corp.      153,500
5,000           (1) FileNET, Corp.            87,300
                                              ------------------
                TOTAL                         240,800
                                              ------------------
Utilities - Gas (1.6%)
3,000           Energen                          154,650
                                              ------------------
Wireless - Equipment (1.0%)
5,000           (1) Viasat, Inc.              100,500
                                              -------
Total Common Stocks (Identified Cost
$8,028,313)                                   $  9,846,560
                                              ------------------
INVESTMENT COMPANIES (1.3%)
127,238         AIM Institutional Money
                Market Fund (at net asset     $  127,238
                                              ----------
                value)
TOTAL INVESTMENT - (100.2%)                   9,973,798
                                              ------------------
  (IDENTIFIED COST $8,155,551) (5)
OTHER ASSETS AND LIABILITIES,  NET - (-0.2%)  (19,698)
                                              --------
Total Net Assets - (100%)                     $  9,954,100
                                              ------------

  See Notes to Portfolio of Investments











Schedule of Portfolio Investments


THE PROVIDENT RIVERFRONT FUNDS
SEPTEMBER 30, 2004(UNAUDITED)
Select Value Fund



                                                   Market
Shares                                             Value

COMMON STOCKS (99.1%)
Aerospace - Defense (1.7%)
2,500                Lockheed Martin Corp.         139,450
2,250                United Technologies Corp.     210,105
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         349,555
                                                   ----------------------
Automotive - Cars/Light Trucks (0.7%)
3,400                General Motors Corp.          144,432
                                                   ----------------------
Banks (11.6%)
12,000               Bank of America Corp.         519,960
1,630                Capital One Financial Co.     120,457
19,200               Citigroup, Inc.                 847,104
3,000                Key Corp.                     94,800
7,200                Wachovia Corp.                338,040
8,200                Wells Fargo & Co.             488,966
                                                   ----------------------
                     TOTAL                         2,409,327
                                                   ----------------------
Beverages (0.8%)
3,325                PepsiCo, Inc.                 161,761
                                                   ----------------------
Broadcast Service/Program (1.4%)
9,500                Clear Channel Communications,
                     Inc.                            296,115
                                                     --------------------
Cable Television (2.0%)
14,500               (1)Comcast Corp.- Class A     409,480
                                                   ----------------------
Chemicals - Diversified (0.9%)
4,100                Dow Chemical                  185,238
                                                   ----------------------
Computer And Peripherals (2.0%)
4,850                International Business
                     Machines Corp.                415,839
                                                   ----------------------
Diversified (5.0%)
7,200                DuPont                        308,160
21,800               General Electric Co.          732,044
                                                   ----------------------
                     TOTAL                         1,040,204
                                                   ----------------------
Electronic Equipment (0.6%)
6,000                (1) Agilent Technologies, Inc.129,420
                                                   ----------------------
Entertainment (1.3%)
12,150               The Walt Disney Co.           273,982
                                                   ----------------------
Finance - Investment Banker/Broker (3.2%)
2,100                Goldman Sachs Group, Inc.        195,804
2,500                Lehman Brothers Holdings, Inc.199,300
5,400                Morgan Stanley                266,220
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         661,324
                                                   ----------------------
Financial Services (6.8%)
21,740               JP Morgan Chase & Co.         863,730
5,200                Merrill Lynch & Co., Inc.     258,544
10,100               U.S. Bancorp                  291,890
                                                   ----------------------
                     TOTAL                         1,414,164
                                                   ----------------------
Food - Diversified (2.7%)
11,500               Kraft Foods, Inc.             364,780
3,500                Unilever NV  - (NV Shares)    202,300
                                                   ----------------------
                     TOTAL                         567,080
                                                   ----------------------
Insurance (5.0%)
9,100                American International Group,
                     Inc.                          618,709
7,300                Genworth Financial, Inc.      170,090
1,600                MetLife                       61,840
3,700                Prudential Financial, Inc.    174,048
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         1,024,067
                                                   ----------------------
Insurance - Property/Casualty (0.5%)
3,000                The St. Paul Travelers
                     Companies, Inc.               99,180
                                                   ----------------------
Integrated Telecom Services (1.4%)
10,500               Bell South Corp.              284,760
                                                   ----------------------
Machinery-Farm (1.6%)
5,090                Deere & Co.                   328,560
                                                   ----------------------
Media (3.9%)
38,000               (1) Time Warner, Inc.         613,320
5,500                Viacom Inc. - Class A         187,000
                                                   ----------------------
                     TOTAL                         800,320
                                                   ----------------------
Medical - HMO (3.3%)
8,300                Pfizer, Inc.                  253,980
11,700               Wyeth                         437,580
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         691,560
                                                   ----------------------
Medical Supplies (1.5%)
5,600                Johnson & Johnson             315,448
                                                   -------
Metals (1.8%)
8,910                Freeport-McMoran Copper-
                     Class B                       360,855
                                                   ----------------------
Metals & Mining (1.3%)
4,300                Alcoa, Inc.                   144,437
2,000                Weyerhaeuser Co.              132,960
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         277,397
                                                   ----------------------
Oil & Gas -Drilling (0.8%)
4,600                (1) Transocean, Inc.          164,588
                                                   ----------------------
Oil & Gas Exploration, Production & Services (2.2%)
5,000                Anadarko Petroleum Corp.      331,800
3,100                Canadian Natural Resources
                     Ltd.                          123,473
                                                   ----------------------
                     TOTAL                         455,273
                                                   ----------------------
Oil & Gas -Field Services (1.5%)
9,400                Halliburton Co.               316,686
                                                   ----------------------
Oil--Integrated Companies (9.1%)
3,630                BP Amoco                      208,834
9,600                ChevronTexaco Corp.           514,944
4,677                Conoco Phillips, Inc.         387,489
12,000               Exxon Mobil Corp.             579,960
3,500                Occcidental Petroleum Corp    195,755
                                                   ----------------------
                     TOTAL                         1,886,982
                                                   ----------------------
Pharmaceuticals (1.5%)
5,800                Bristol- Myers Squibb Co.     137,286
5,500                Merck & Co., Inc.             181,500
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         318,786
                                                   ----------------------
Publishing - Newspapers (2.0%)
5,000                Gannett Co., Inc.              418,800
                                                    ---------------------
Reinsurance (2.2%)
8,800                Axis Capital Holdings Limited 228,800
3,000                Everest Reins Group, Ltd.     222,990
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         451,790
                                                   ----------------------
Retail - Food   (1.7%)
6,360                Albertson's, Inc.             152,195
12,200               Kroger Co.                    189,344
                                                   ----------------------
                                                   ----------------------
                     TOTAL                         341,539
                                                   ----------------------
Retail - Office Supplies (0.7%)
10,000               (1)Office Depot, Inc.         150,300
                                                   ----------------------
Semiconductors (0.3%)
3,000                Texas Instruments, Inc.          63,840
                                                   ----------------------
Software & Computer Services (2.6%)
19,000               Microsoft Corp.               525,350
                                                   ----------------------
Tobacco (0.8%)
3,580                 Altria Group, Inc.           168,403
                                                   ----------------------
Transportation - Railroad (1.9%)
6,800                 Union Pacific Corp.          398,480
                                                   ----------------------
Transportation Services (0.8%)
2,000                 Fed Ex Corp.                 171,380
                                                   ----------------------
Utilities--Energy Products (1.3%)
5,700                 PPL Corp.                    268,926
                                                   ----------------------
Utilities--Electric (4.4%)
2,900                 Dominion Resources, Inc.     189,225
6,550                 Exelon Corp.                 240,320
9,800                 TXU Corp.                    469,616
                                                   ----------------------
                      TOTAL                        899,161
                                                   ----------------------
Utilities--Telecommunications (3.4%)
11,600                SBC Communications, Inc.      301,020
 10,000               Verizon Communications, Inc.  393,800
                                                    ---------------------
                                                    ---------------------
                      TOTAL                         694,820
                                                    ---------------------
Wireless Equipment (0.9%)
10,500                Motorola, Inc.                189,420
                                                    ---------------------
                                                    ---------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $18,675,034)                      20,525,212
                                                    =====================

INVESTMENT COMPANIES (0.7%)
      AIM Institutional Money Market Fund (at net
150,15asset value)                                   150,157
                                                    ---------------------
TOTAL INVESTMENT - (99.8%)
(IDENTIFIED COST $18,825,191) 5                     20,675,369
OTHER ASSETS AND LIABILITIES- NET-(0.2%)
                                                    39,100
                                                    ---------------------
                                                    ---------------------
TOTAL NET ASSETS - 100.0%                             $  20,714,469
                                                    =====================
  See Notes to Portfolio of Investments








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Riverfront Funds

By          /S/ C. John Ollier, Principal Financial Officer
                            (insert name and title)

Date        11/05/2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Donald Raines, Principal Executive Officer
Date        11/05/2004


By          /S/ C. John Ollier, Principal Financial Officer
Date        11/05/2004